Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Opening balance	$ 357,523	$ 315,441
Current period acquisitions		36,922
Foreign exchange movement	(167)	5,160
Closing balance	$ 357,356	$ 357,523